Document and Entity Information	Nov. 23, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	Benessere Capital Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39836
Entity Tax Identification Number	85-3223033
Entity Address, Address Line One	78 SW 7th Street, Unit 800
Entity Address, City or Town	Miami
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	561
Local Phone Number	467-5200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828735
Amendment Flag	false
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BENE
Security Exchange Name	NASDAQ
Rights, exchangeable into one-tenth of one share of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, exchangeable into one-tenth of one share of Class A common Stock
Trading Symbol	BENER
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	BENEW
Security Exchange Name	NASDAQ
Unit Each Consisting Of One Classa Common Stock One Right And Three Fourth Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one Right and three-fourths of one Redeemable Warrant
Trading Symbol	BENEU
Security Exchange Name	NASDAQ